Goodwill and Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Cypress Holdings Inc And Subsidiaries [Member]
Goodwill [Line Items]
Goodwill and Intangible Assets
10.	GOODWILL AND INTANGIBLE ASSETS
Goodwill
—Goodwill was recorded in connection with the Acquisition of the Company in 2017.

No goodwill impairments were recorded during the three and six months ended June 30, 2021 and 2020.
For the year ended December 31, 2020, the Company performed its annual impairment assessment as of September 30, 2020, which indicated no impairment and there was no change to the carrying amount of goodwill.
Intangible Assets
—The Company’s intangible assets are primarily the result of the Acquisition of the Company in 2017.
During the three and six months ended June 30, 2021 and 2020, the Company did not record an impairment charge.
The intangible assets balance as of June 30, 2021, is reflected below (in thousands):

	Estimated Useful Life (Years)	Weighted- Average Remaining Useful Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Intangible assets:
Customer relationships	16–18	13.8	$1,299,750	$(301,699)	$998,051
Acquired technologies	3–7	2.8	183,160	(109,158)	74,002
Favorable lease terms	6	1.8	280	(195)	85

Subtotal			1,483,190	(411,052)	1,072,138
Trademarks—indefinite life			190,470	—	190,470

Total intangible assets			$1,673,660	$(411,052)	$1,262,608

The intangible assets balance as of December 31, 2020, is reflected below (in thousands):

	Estimated Useful Life (Years)	Weighted- Average Remaining Useful Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Intangible assets:
Customer relationships	16–18	14.3	$1,299,750	$(265,567)	$1,034,183
Acquired technologies	3–7	3.3	183,154	(95,998)	87,156
Favorable lease terms	6	2.3	280	(172)	108

Subtotal			1,483,184	(361,737)	1,121,447
Trademarks—indefinite life			190,470	—	190,470

Total intangible assets			$1,673,654	$(361,737)	$1,311,917

Amortization expense for intangible assets was $24.7 million for the three months ended June 30, 2021 and 2020. Amortization expense for intangible assets was $49.3 million for the six months ended June 30, 2021 and 2020.

Future amortization expense for the remainder of the year ended December 31, 2021 and the following four years ended December 31 and thereafter for intangible assets as of June 30, 2021, is as follows (in thousands):

Years Ending December 31:
2021	$49,318
2022	98,627
2023	98,333
2024	80,731
2025	72,263
Thereafter	672,866

Total	$1,072,138

9.	GOODWILL AND INTANGIBLE ASSETS
Goodwill
—Goodwill was recorded in connection with the Acquisition of the Company in 2017.
For the year ended December 31, 2020, the Company performed its annual impairment assessment as of September 30, 2020, which indicated no impairment and there was no
change to the carrying amount of goodwill.
During the year ended December 31, 2019, the Company performed its annual goodwill impairment test as of September 30, 2019, by comparing the fair value of each reporting unit to its carrying value, including goodwill. When performing the assessment, the Company determined the fair value of its reporting units based on forecasted future cash flow. Based on the Company’s forecast which included downward revisions to future projected earnings and cash flows of one of its reporting units, it was determined that the carrying value of goodwill for that reporting unit was impaired. As a result, the Company recorded an impairment charge to goodwill of $25.8 million.
The Company used a quantitative approach to measure the fair value of its reporting units in 2019 using a discounted cash flow approach, which is a Level 3 measurement. The discounted cash flow analysis requires significant judgments, including estimates of future cash flows, which are dependent on internal forecasts and determination of the Company’s weighted average cost of capital, which is risk-adjusted to reflect the specific risk profile of the reporting unit being tested. Upon completion of the analysis, the fair value of one of its reporting units was substantially less than the carrying value, resulting in an impairment of goodwill for that reporting unit. The weighted average cost of capital used for the impaired reporting unit in the Company’s analysis was 11.5%.
For the year ended December 31, 2018, the Company performed its annual impairment assessment as of September 30, 2018, which indicated no impairment and there was no change to the carrying amount of goodwill.
Changes in the carrying amount of goodwill were as follows (in thousands):

Reconciliation of Goodwill carrying amount	Cost	Accumulated Impairment Loss	Net Carrying Value
Balance as of December 31, 2020	$1,492,681	$(25,797)	$1,466,884
Balance as of December 31, 2019	1,492,681	(25,797)	1,466,884
Intangible Assets
—The Company’s intangible assets are primarily the result of the Acquisition of the Company in 2017.
During the year ended December 31, 2020, the Company did not record an impairment charge.
During the year ended December 31, 2019, the Company recorded an impairment charge to one of its reporting unit’s Customer Relationships and Acquired Technology intangible assets. The Company’s forecasted future revenue and expense cash flow projections indicated the carrying amounts of the intangible assets were not recoverable and therefore the Company recorded an impairment charge of $181.3 million.
In December 2019, the Company entered into an asset purchase agreement and acquired technology, for $0.8 million, which will be amortized on a straight-line basis over three years.
During the year ended December 31, 2018, the Company did not record an impairment charge.
The intangible assets balance as of December 31, 2020, is reflected below (in thousands):

	2020
	Estimated Useful Life (Years)	Weighted- Average Remaining Useful Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

Intangible assets:
Customer relationships	16–18	14.3	$1,299,750	$(265,567)	$1,034,183
Acquired technologies	3–7	3.3	183,154	(95,998)	87,156
Favorable lease terms	6	2.3	280	(172)	108

Subtotal			1,483,184	(361,737)	1,121,447

Trademarks—indefinite life			190,470	—	190,470

Total intangible assets			$1,673,654	$(361,737)	$1,311,917

The intangible assets balance as of December 31, 2019, is reflected below (in thousands):

	2019
	Estimated Useful Life (Years)	Weighted- Average Remaining Useful Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

Intangible assets:
Customer relationships	16–18	15.3	$1,299,750	$(193,304)	$1,106,446
Acquired technologies	3–7	4.3	183,141	(69,695)	113,446
Favorable lease terms	6	3.3	280	(125)	155

Subtotal			1,483,171	(263,124)	1,220,047

Trademarks—indefinite life			190,470	—	190,470

Total intangible assets			$1,673,641	$(263,124)	$1,410,517

Amortization expense for intangible assets was $98.6 million, $109.1 million and $112.7 million for the years ended December 31, 2020, 2019 and 2018, respectively.
Future amortization expense for each of the next five years and thereafter for intangible assets as of December 31, 2020, is as follows (in thousands):

Years Ending December 31

2021	$98,627
2022	98,627
2023	98,333
2024	80,731
2025	72,263
Thereafter	672,866

Total	$1,121,447